Organization	6 Months Ended
Jun. 30, 2025
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

BitFuFu Inc. (“BitFuFu” together with its consolidated subsidiaries, the “Company”) was incorporated in the Cayman Islands on February 16, 2022 under the Cayman Islands Companies Law as an exempted company.

The Company operates under the trade name of “BitFuFu”. The Company is a Bitcoin miner and mining services innovator, dedicated to fostering a secure, compliant, and transparent blockchain infrastructure. The Company also provides a variety of stable and intelligent digital asset mining solutions, including one-stop cloud-mining services and miner hosting services to institutional customers and individual digital asset enthusiasts. The Company maintains a fleet of advanced Bitcoin miners for efficient cloud-mining on behalf of its customers and self-mining for its own account, allowing it to seamlessly adjust business strategies and reduce risk exposure.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	Provision of cloud mining services
Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	Provision of self-mining activities and mining equipment sales
Ethereal Tech ME Limited	August 20, 2024	United Arab Emirates (“UAE”)	100%	Provision of cloud mining services, miner hosting services and mining equipment sales
Finfront Tech Company	June 28, 2024	Cayman Islands	100%	Investment holding
Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region	100%	Provision of self-mining activities
Uni-Titan LLC	February 19, 2025	United States	51%	Provision of miner hosting services

Finfront Holding Company (“Finfront”) was incorporated in the Cayman Islands on July 22, 2021 under the Cayman Islands Companies Act as an exempted company with limited liability, which survives the Acquisition Merger as a wholly-owned subsidiary of BitFuFu upon the Closing of the Business Combination (as defined below).

Acquisition of Uni-Titan LLC

On February 19, 2025 (the “Acquisition Date”), the Company completed the acquisition of 51% of the membership interests of Uni-Titan LLC, an Oklahoma limited liability company and an independent third party.

The total purchase consideration was approximately $11.9 million, comprising $10.5 million in cash, and $1.4 million in the Company’s Class A ordinary shares issued to the sellers. The issuance price of the shares was set at 90% of the average closing price on Nasdaq over the thirty consecutive trading days immediately preceding the closing date of the transaction.

The share-based portion of the consideration was settled on June 16, 2025, with a total of 306,651 shares delivered to the sellers, offsetting $1,425,979 of investment payable.

Through this acquisition, the Company obtained control over Uni-Titan LLC, which operates a 51 MW operational Bitcoin mining data center in Oklahoma. The facility has been operational since 2022, utilizing air-cooled containerized infrastructure with competitive electricity costs.